Point Bridge America First ETF
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 99.8%
		Aerospace/Defense - 4.0%
559		General Dynamics Corporation	$127,569
3,029		Howmet Aerospace, Inc.	128,339
261		Lockheed Martin Corporation	123,382
268		Northrop Grumman Corporation	123,741
1,288		Raytheon Technologies Corporation	126,134
173		TransDigm Group, Inc.	127,510
			756,675
		Agriculture - 1.3%
2,654		Altria Group, Inc.	118,421
1,613		Archer-Daniels-Midland Company	128,492
			246,913
		Airlines - 1.3%
3,321		Delta Air Lines, Inc. (a)	115,969
3,773		Southwest Airlines Company	122,774
			238,743
		Banks - 5.1%
4,086		Bank of America Corporation	116,860
2,102		Comerica, Inc.	91,269
4,073		Fifth Third Bancorp	108,505
1,513		First Republic Bank	21,167
9,241		Huntington Bancshares, Inc.	103,499
7,898		KeyCorp	98,883
901		PNC Financial Services Group, Inc.	114,517
6,095		Regions Financial Corporation	113,123
3,182		Truist Financial Corporation	108,506
3,065		Zions Bancorporation	91,735
			968,064
		Beverages - 0.6%
2,365		Molson Coors Beverage Company - Class B	122,223
		Biotechnology - 1.4%
542		Amgen, Inc.	131,028
2,100		Corteva, Inc.	126,651
			257,679
		Building Materials - 2.0%
363		Martin Marietta Materials, Inc.	128,887
2,469		Masco Corporation	122,759
731		Vulcan Materials Company	125,410
			377,056
		Chemicals - 4.0%
1,134		Celanese Corporation	123,481
1,575		CF Industries Holdings, Inc.	114,172
2,296		Dow, Inc.	125,867
1,759		DuPont de Nemours, Inc.	126,243
1,532		Eastman Chemical Company	129,209
1,392		LyondellBasell Industries NV - Class A	130,695
			749,667
		Commercial Services - 4.1%
288		Cintas Corporation	133,252
1,237		Global Payments, Inc.	130,182
786		Quanta Services, Inc.	130,979
3,566		Rollins, Inc.	133,832
288		United Rentals, Inc.	113,979
687		Verisk Analytics, Inc.	131,807
			774,031
		Distribution/Wholesale - 2.8%
1,808		Copart, Inc. (a)	135,980
2,401		Fastenal Company	129,510
2,266		LKQ Corporation	128,618
183		W.W. Grainger, Inc.	126,052
			520,160
		Diversified Financial Services - 3.2%
2,106		Charles Schwab Corporation	110,312
4,486		Franklin Resources, Inc.	120,853
1,296		Intercontinental Exchange, Inc.	135,160
7,537		Invesco, Ltd.	123,607
3,849		Synchrony Financial	111,929
			601,861
		Electric - 10.4%
1,525		Ameren Corporation	131,745
1,413		American Electric Power Company, Inc.	128,569
4,487		CenterPoint Energy, Inc.	132,187
2,129		CMS Energy Corporation	130,678
1,595		Constellation Energy Corporation	125,207
2,323		Dominion Energy, Inc.	129,879
1,332		Duke Energy Corporation	128,498
1,228		Entergy Corporation	132,305
2,148		Evergy, Inc.	131,286
3,079		Exelon Corporation	128,979
3,246		FirstEnergy Corporation	130,035
1,694		NextEra Energy, Inc.	130,574
1,672		Pinnacle West Capital Corporation	132,489
4,712		PPL Corporation	130,946
1,934		Southern Company	134,568
			1,957,945
		Electrical Components & Equipment - 0.7%
1,504		Emerson Electric Company	131,058
		Electronics - 0.6%
639		Honeywell International, Inc.	122,126
		Environmental Control - 1.4%
973		Republic Services, Inc.	131,569
827		Waste Management, Inc.	134,942
			266,511
		Food - 2.1%
837		J.M. Smucker Company	131,718
1,691		Sysco Corporation	130,596
2,171		Tyson Foods, Inc.	128,784
			391,098
		Forest Products & Paper - 0.7%
3,483		International Paper Company	125,597
		Gas - 1.4%
1,133		Atmos Energy Corporation	127,304
4,632		NiSource, Inc.	129,511
			256,815
		Hand/Machine Tools - 0.7%
1,533		Stanley Black & Decker, Inc.	123,529
		Healthcare-Products - 4.2%
1,275		Abbott Laboratories	129,107
2,661		Boston Scientific Corporation (a)	133,130
381		Cooper Companies, Inc.	142,250
696		STERIS plc	133,131
405		Waters Corporation (a)	125,400
1,002		Zimmer Biomet Holdings, Inc.	129,458
			792,476
		Healthcare-Services - 2.0%
612		Charles River Laboratories International, Inc. (a)	123,514
556		Laboratory Corporation of America Holdings	127,557
1,051		Universal Health Services, Inc.	133,582
			384,653
		Home Builders - 2.1%
1,315		DR Horton, Inc.	128,462
24		NVR, Inc. (a)	133,732
2,313		PulteGroup, Inc.	134,802
			396,996
		Insurance - 3.9%
1,045		Allstate Corporation	115,797
407		Berkshire Hathaway, Inc. - Class B (a)	125,669
1,099		Cincinnati Financial Corporation	123,176
1,085		Globe Life, Inc.	119,372
703		Travelers Companies, Inc.	120,501
1,974		W.R. Berkley Corporation	122,901
			727,416
		Iron/Steel - 1.2%
779		Nucor Corporation	120,332
1,027		Steel Dynamics, Inc.	116,113
			236,445
		Leisure Time - 0.7%
12,765		Carnival Corporation (a)	129,565
		Machinery-Construction & Mining - 0.7%
545		Caterpillar, Inc.	124,718
		Machinery-Diversified - 1.4%
312		Deere & Company	128,819
1,238		Westinghouse Air Brake Technologies Corporation	125,112
			253,931
		Media - 0.7%
375		Charter Communications, Inc. - Class A (a)	134,104
		Miscellaneous Manufacturing - 2.0%
1,872		A.O. Smith Corporation	129,449
726		Eaton Corporation plc	124,393
1,786		Textron, Inc.	126,145
			379,987
		Oil & Gas - 9.3%
3,440		APA Corporation	124,047
1,186		ConocoPhillips	117,663
5,031		Coterra Energy, Inc.	123,461
2,389		Devon Energy Corporation	120,907
911		Diamondback Energy, Inc.	123,140
1,102		EOG Resources, Inc.	126,322
4,067		EQT Corporation	129,778
955		Hess Corporation	126,385
5,160		Marathon Oil Corporation	123,634
963		Marathon Petroleum Corporation	129,841
2,066		Occidental Petroleum Corporation	128,980
1,222		Phillips 66	123,886
622		Pioneer Natural Resources Company	127,037
937		Valero Energy Corporation	130,805
			1,755,886
		Oil & Gas Services - 0.6%
3,582		Halliburton Company	113,334
		Packaging & Containers - 0.7%
4,148		WestRock Company	126,389
		Pharmaceuticals - 2.1%
826		AmerisourceBergen Corporation	132,251
1,737		Cardinal Health, Inc.	131,143
392		Eli Lilly & Company	134,621
			398,015
		Pipelines - 2.7%
7,376		Kinder Morgan, Inc.	129,154
1,921		ONEOK, Inc.	122,060
1,682		Targa Resources Corporation	122,702
4,279		Williams Companies, Inc.	127,771
			501,687
		Real Estate - 3.3%
975		Alexandria Real Estate Equities, Inc.	122,450
1,157		Camden Property Trust	121,300
7,779		Host Hotels & Resorts, Inc.	128,276
439		Public Storage	132,640
4,142		Weyerhaeuser Company	124,798
			629,464
		Retail - 6.1%
965		Advance Auto Parts, Inc.	117,354
52		AutoZone, Inc. (a)	127,824
3,317		Bath & Body Works, Inc.	121,336
882		Dollar Tree, Inc. (a)	126,611
432		Home Depot, Inc.	127,492
629		Lowe’s Companies, Inc.	125,781
545		Tractor Supply Company	128,097
902		Walmart, Inc.	133,000
994		Yum! Brands, Inc.	131,287
			1,138,782
		Semiconductors - 0.7%
1,517		Microchip Technology, Inc.	127,094
		Shipbuilding - 0.7%
595		Huntington Ingalls Industries, Inc.	123,177
		Software - 1.4%
1,146		Paychex, Inc.	131,320
452		Paycom Software, Inc. (a)	137,413
			268,733
		Telecommunications - 0.7%
474		Motorola Solutions, Inc.	135,626
		Transportation - 4.8%
4,193		CSX Corporation	125,539
616		FedEx Corporation	140,750
705		JB Hunt Transport Services, Inc.	123,699
586		Norfolk Southern Corporation	124,232
368		Old Dominion Freight Line, Inc.	125,429
631		Union Pacific Corporation	126,995
682		United Parcel Service, Inc. - Class B	132,301
			898,945
		TOTAL COMMON STOCKS (Cost $17,397,693)	18,765,174

		SHORT-TERM INVESTMENTS - 0.1%
26,641		First American Government Obligations Fund - Class X, 4.65% (b)	26,641
		TOTAL SHORT-TERM INVESTMENTS (Cost $26,641)	26,641
		TOTAL INVESTMENTS - 99.9% (Cost $17,424,334)	18,791,815
		Other Assets in Excess of Liabilities - 0.1%	11,109
		NET ASSETS - 100.0%	$18,802,924

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security.
	(b)	Rate shown is the annualized seven-day yield as of March 31, 2023.

Summary of Fair Value Disclosure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United  States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$18,765,174	$-	$-	$18,765,174
Short-Term Investments	26,641	-	-	26,641
Total Investments in Securities	$18,791,815	$-	$-	$18,791,815
^See Schedule of Investments for breakout of investments by industry group.
For the period ended March 31, 2023, the Fund did not recognize any transfers to or from Level 3.